Accounts Receivable, Net - Schedule of Changes in Allowance for Credit Losses (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Changes in Allowance for Credit Losses [Abstract]
Beginning balance	¥ 24,105,435	$ 3,353,380	¥ 27,735,262
Reversal of allowance for credit losses, net	(253,023)	(35,998)	(3,951,391)
Deconsolidation of subsidiaries	(1,536,649)	(218,622)
Exchange rate difference	(485,538)	7,065	321,564
Ending balance	¥ 21,830,225	$ 3,105,825	¥ 24,105,435